Interest-bearing loans and borrowings - long term - Summary of Optionally Convertible Debentures (Unsecured) Terms of Conversion of OCDs (Detail) - Optionally Convertible Debentures Unsecured
₨ in Millions
12 Months Ended
Mar. 31, 2026 INR (₨) shares
Disclosure Of Detailed Information About Unsecured Optionally Convertible Debentures [Line items]
Interest coupon rate	8.00%
ReNew Surya Ojas Private Limited
Disclosure Of Detailed Information About Unsecured Optionally Convertible Debentures [Line items]
Tenure (years)	30 years
Total proceeds | ₨	₨ 4,478
Maturity date	May 31, 2053 and July 5, 2053
Number Of Debentures | shares	245,404,555
Interest coupon rate	8.00%
Terms	One equity share will be issued for each OCD on the maturity date (1:1) at the option of holder subject to shareholding pattern remain constant